Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Loss	$ (7,472)	$ (5,883)		$ (2,592)
Adjustments to the profit or loss items:
Depreciation and amortization	482	538		187
Loss on impairment of intangible asset	1,344	1,042
Cost of share-based payment	569	196		897
Finance income, net	(897)	(2,205)		(6,585)
Group’s share of losses of company accounted for at equity, net	429	210		109
Losses from remeasurement of investment in financial assets	305	1,048		770
Total adjustments to the profit or loss	2,232	829		(4,622)
Working capital adjustments:
Decrease (increase) in other accounts receivable	(535)	(409)		3
Increase (decrease) in trade payables	25	(397)
Increase (decrease) in other accounts payable	20	(8)		39
Increase in related parties	(15)
Decrease (increase) in trade receivables	12	55		(77)
Decrease (increase) in inventory	629	(74)		(668)
Working capital	136	(833)		(703)
Net cash used in operating activities	(5,104)	(5,887)		(7,917)
Cash flows from investing activities:
Withdrawal of (investment in) restricted bank deposits	45	(5)		(15)
Withdrawal of (investment in) short-term bank deposits	3,000	(3,000)
Sale (purchase) of property and equipment	8			(8)
Investment in a company accounted for at equity	(600)	(400)		(700)
Bridge loan to related parties	(4,078)
Investments in financial assets		(689)		(1,500)
Purchase of intangible asset				(4,861)
Net cash provided by (used in) investing activities	(1,625)	(4,094)		(7,084)
Cash flows from financing activities:
Proceeds from issue of share capital (net of issuance expenses)	6,255	5,552		9,005
Sale of minority interest in subsidiary		2,985	[1]
Exercise of warrants (a)				2,770
Payment of issuance expenses related to previous period				3
Interest paid on lease liability	(8)	(7)		(8)
Repayment of lease liability	(54)	(47)		(70)
Net cash provided by financing activities	6,193	8,483		11,700
Decrease in cash	(536)	(1,498)		(3,301)
Cash at the beginning of the period	2,076	3,574		6,875
Cash at the end of the period	1,540	2,076		3,574
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	75	102
Investment in financial asset		$ 288

[1]	Reclassified